Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions, pure in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	30	30
Number of options, Granted	4	6
Number of options, Exercised	(7)	(3)
Number of options' Expired	(1)	(2)
Number of options' Forfeited	(1)	(1)
Number of options, Ending balance | shares	25	30
Number of options, Exercisable, Ending balance	12	18
Weighted average exercise price, Beginning balance	CAD 19.80	CAD 20.72
Weighted average exercise price, Granted	24.56	17.65
Weighted average exercise price, Exercised	16.03	15.49
Weighted average exercise price, Expired	39.47	32.92
Weighted average exercise price, Forfeited	20.86	21.04
Weighted average exercise price, Ending balance	20.45	19.80
Weighted average exercise price, Exercisable, Ending balance	CAD 19.93	CAD 20.15